Shareholders' Equity (Schedule of Allocation of Stock-Based Compensation Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 2,788	$ 3,166	$ 3,353
Unrecognized compensation costs related to outstanding stock options and RSUs	$ 2,906
Unrecognized compensation costs related to outstanding stock options and RSUs, period for recognition	1 year 7 months 13 days
Tax benefit recognized in the consolidated statements of operations related to share based compensation expenses	$ 1	2
Cost of sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	285	276	428
Research and development costs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	1,127	1,373	1,423
Selling and marketing expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	683	728	747
General and administrative expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 693	$ 789	$ 755